Revenue - Additional Information (Detail) - 12 months ended Mar. 31, 2019 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Revenue [abstract]
Revenue	₨ 900,750	$ 13,024
Contract liabilities existing at beginning of period	37,867	548
Net mark-to-market gains (losses)	₨ (8,462)	$ (122)